Shareholder Report, Holdings (Details)	Aug. 31, 2024
Archer Balanced Fund | Federated Treas Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Archer Balanced Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Archer Balanced Fund | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Archer Balanced Fund | Broadcon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Archer Balanced Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Archer Balanced Fund | Mastercard [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Archer Balanced Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Archer Balanced Fund | Lockheed Martin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Archer Balanced Fund | Quanta Svcs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Archer Balanced Fund | Next Era Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Archer Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	66.80%
Archer Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.74%
Archer Balanced Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Archer Balanced Fund | Real Estate Inv Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Archer Balanced Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Archer Balanced Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
Archer Balanced Fund | U S Govt Agencies Obligs [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Archer Balanced Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
Archer Income Fund | Federated Treas Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
Archer Income Fund | Treas Note Due Aug 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Archer Income Fund | F H L Bdue Feb 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Archer Income Fund | Treas Note Due Feb 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Archer Income Fund | Ishares Corp Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Archer Income Fund | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Archer Income Fund | Treas Note Due Sept 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Archer Income Fund | Fed Farm Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Archer Income Fund | Treas Note Due Mar 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Archer Income Fund | Macso Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Archer Income Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	52.15%
Archer Income Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.34%
Archer Income Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
Archer Income Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Archer Income Fund | U S Govt Agencies Obligs [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Archer Income Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.25%
Archer Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
Archer Stock Fund | Federated Treas Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
Archer Stock Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Archer Stock Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Archer Stock Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Archer Stock Fund | Next Era Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Archer Stock Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Archer Stock Fund | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Archer Stock Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Archer Stock Fund | Thermo Fisher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Archer Stock Fund | United Rentals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Archer Stock Fund | Real Estate Inv Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Archer Stock Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Archer Stock Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Archer Stock Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	9.62%
Archer Stock Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Archer Stock Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.11%
Archer Stock Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Archer Stock Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	9.81%
Archer Stock Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	24.62%
Archer Stock Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Archer Stock Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.74%
Archer Stock Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Archer Dividend Growth Fund | Federated Treas Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Archer Dividend Growth Fund | Broadcon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Archer Dividend Growth Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Archer Dividend Growth Fund | Lockheed Martin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Archer Dividend Growth Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Archer Dividend Growth Fund | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Archer Dividend Growth Fund | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Archer Dividend Growth Fund | Regions Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Archer Dividend Growth Fund | Manulife Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Archer Dividend Growth Fund | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Archer Dividend Growth Fund | Real Estate Inv Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	10.26%
Archer Dividend Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Archer Dividend Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Archer Dividend Growth Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
Archer Dividend Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	11.28%
Archer Dividend Growth Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Archer Dividend Growth Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	13.89%
Archer Dividend Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Archer Dividend Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Archer Dividend Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Archer Dividend Growth Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	16.41%
Archer Focus Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Archer Focus Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Archer Focus Fund | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Archer Focus Fund | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Archer Focus Fund | Avalon Bay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Archer Focus Fund | Pulte Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Archer Focus Fund | Best Buy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Archer Focus Fund | Atmos Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Archer Focus Fund | United Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Archer Focus Fund | Emcor Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Archer Focus Fund | Real Estate Inv Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	7.94%
Archer Focus Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Archer Focus Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Archer Focus Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	12.88%
Archer Focus Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.47%
Archer Focus Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	7.61%
Archer Focus Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.83%
Archer Focus Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	6.39%
Archer Focus Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.12%
Archer Focus Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.05%
Archer Focus Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	11.91%
Archer Focus Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.42%
Archer Multi Cap Fund | Broadcon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Archer Multi Cap Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Archer Multi Cap Fund | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Archer Multi Cap Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Archer Multi Cap Fund | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Archer Multi Cap Fund | Burlington Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Archer Multi Cap Fund | Aaon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Archer Multi Cap Fund | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Archer Multi Cap Fund | Abercrombie And Fitch [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Archer Multi Cap Fund | Spx Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Archer Multi Cap Fund | Real Estate Inv Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Archer Multi Cap Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Archer Multi Cap Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Archer Multi Cap Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
Archer Multi Cap Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
Archer Multi Cap Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Archer Multi Cap Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.51%
Archer Multi Cap Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
Archer Multi Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.74%
Archer Multi Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.28%
Archer Multi Cap Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.23%
Archer Multi Cap Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%